Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INCOME SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000789281
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 25, 2021
Effective Date	dei_DocumentEffectiveDate	May 27, 2021
Prospectus Date	rr_ProspectusDate	May 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Floating Rate Strategic Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRSAX
Federated Hermes Floating Rate Strategic Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRICX
Federated Hermes Floating Rate Strategic Income Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFRSX
Federated Hermes Floating Rate Strategic Income Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFRLX
Federated Hermes Floating Rate Strategic Income Fund | A1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFRFX
Federated Hermes Fund for U S Government Securities | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FUSGX
Federated Hermes Fund for U S Government Securities | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FUSBX
Federated Hermes Fund for U S Government Securities | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FUSCX
Federated Hermes Fund for U S Government Securities | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCBRX